Income Taxes Disclosure - Income Taxes from Continuing Operations (Schedule of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Liabilities [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 5,690	$ 7,347
Deferred Tax Assets, Capital Loss Carryforwards	5,930	5,917
Deferred Tax Assets, Tax Credit Carryforwards	2,929	2,289
Deferred Tax Assets Accrued Liabilities And Allowances	22,652	14,929
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	11,901	12,547
Deferred Tax Assets, Goodwill and Intangible Assets	17,166	17,252
Deferred Tax Assets, Investment in Subsidiaries	0	3,968
Deferred Tax Assets, Other	3,776	2,148
Deferred Tax Assets, Gross	70,044	66,397
Deferred Tax Assets, Valuation Allowance	(6,898)	(6,898)
Deferred Tax Assets, Net of Valuation Allowance	63,146	59,499
Deferred Tax Liabilities, Property, Plant and Equipment	(68,417)	(93,407)
Deferred Tax Liabilities Product Costs	(43,140)	(40,757)
Deferred Tax Liabilities Convertible Debt Interest Expense	0	(552)
Deferred Tax Liabilities, Gross	111,557	134,716
Deferred Tax Liabilities, Net	$ 48,411	$ 75,217